BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in Real Estate
Impairment of long-lived assets	$ 0	$ 0	$ 0
Buildings and improvements | Minimum
Investments in Real Estate
Estimated useful lives	15 years
Buildings and improvements | Maximum
Investments in Real Estate
Estimated useful lives	40 years
Furniture, fixtures, and equipment | Minimum
Investments in Real Estate
Estimated useful lives	3 years
Furniture, fixtures, and equipment | Maximum
Investments in Real Estate
Estimated useful lives	5 years